UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                      Washington D.C. 20549

                            FORM 10-D

                       ASSET-BACKED ISSUER
       DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
                 THE SECURITIES EXCHANGE ACT OF 1934

          For the monthly distribution period from:
               May 11, 2013 to June 12, 2013

     Commission File Number of issuing entity: 333-177354-04

             UBS-Barclays Commercial Mortgage Trust 2012-C4
    (Exact name of issuing entity as specified in its charter)

       Commission File Number of depositor: 333-177354

          UBS Commercial Mortgage Securitization Corp.
      (Exact name of depositor as specified in its charter)

                 UBS Real Estate Securities Inc.
                        Barclays Bank PLC
		Natixis Real Estate Capital LLC
                General Electric Capital Corporation
                   RAIT Partnership, L.P.
               Redwoood Commercial Mortgage Corporation
       (Exact name of sponsors as specified in its charter)

                            New York
   (State or other jurisdiction of incorporation or organization of the issuing entity)

                          46-1661720/
                          46-1677972
             (I.R.S. Employer Identification No.)

                    1285 Avenue of the Americas
                         New York, New York
    (Address of principal executive offices of the issuing entity)

                            10019
                          (Zip Code)

                       (212) 713-2000
            (Telephone number, including area code)

                             NONE
    (Former name, former address, if changed since last report)

                  Registered / reporting pursuant to (check one)
Title of Class  Section 12(b)  Section 12(g)  Section 15(d)  Name of Exchange
                                                             (if Section 12(b))
Class A-1           [ ]             [ ]             [X]        Not Applicable
Class A-2           [ ]             [ ]             [X]        Not Applicable
Class A-3           [ ]             [ ]             [X]        Not Applicable
Class A-4           [ ]             [ ]             [X]        Not Applicable
Class A-5           [ ]             [ ]             [X]        Not Applicable
Class A-AB          [ ]             [ ]             [X]        Not Applicable


Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to
such filing requirements for the past 90 days. Yes _X_   No ____


Part I - DISTRIBUTION INFORMATION.

Item 1.  Distribution and Pool Performance Information.

	 On June 12, 2013, a distribution was made to holders of the certificates issued by UBS-Barclays Commercial Mortgage Trust 2012-C4. The distribution report is attached as an Exhibit to this Form 10-D, please see Item 9(b), Exhibit 99.1 for the related information.

	 No assets securitized by UBS Commercial Mortgage Securitization Corp. (the "Depositor") and held by UBS-Barclays Commercial Mortgage Trust 2012-C4 were the subject of a demand to repurchase for breach of the representations and warranties contained in the underlying transaction documents during the distribution period from May 11, 2013 to June 12, 2013.

	 The Depositor has filed a Form ABS-15G/A on February 14, 2013. The CIK number of the Depositor is 0001532799.

	 UBS Real Estate Securities Inc., one of the sponsors, has filed a Form ABS-15G on May 15, 2013. The CIK number of UBS Real Estate Securities Inc. is 0001541886.

	 Barclays Bank PLC, one of the sponsors, has filed a Form ABS-15G on May 14, 2013. The CIK number of Barclays Bank PLC is 0000312070.

 	 Natixis Real Estate Capital LLC, one of the sponsors, has filed a Form ABS-15G on February 14, 2013. The CIK number of Natixis Real Estate Capital LLC is 0001542256.

	 General Electric Capital Corporation, one of the sponsors, has filed a Form
         ABS-15G on February 8, 2013.  The CIK number of General Electric
         Capital Corporation is 0000040554.

	 RAIT Partnership L.P., one of the sponsors, has filed a
	 Form ABS-15G on February 8, 2013.  The CIK number of RAIT Partnership, L.P.
         is 0001175134.

         Redwood Commercial Mortgage Corporation, one of the sponsors, has filed a Form ABS-15G on February 11, 2013. The CIK number of Redwood Commercial Mortgage Corporation is 0001567746.



Part II - OTHER INFORMATION.

Item 2.  Legal Proceedings.
         NONE

Item 3.  Sales of Securities and Use of Proceeds.
         NONE

Item 4.  Defaults Upon Senior Securities.
         NONE

Item 5.  Submission of Matters to a Vote of Security Holders.
         NONE

Item 6.  Significant Obligors of Pool Assets.
         NONE

Item 7.  Significant Enhancement Provider Information.
         Not Applicable

Item 8.  Other Information.
         NONE

Item 9.  Exhibits.

         (a) The following is a list of documents filed as part of this Report on Form 10-D:

             (99.1) Monthly Report distributed to holders of UBS-Barclays Commercial Mortgage Trust 2012-C4, relating to the June 12, 2013 distribution.

         (b) The exhibits required to be filed by the Registrant pursuant to this Form are listed in the Exhibit Index that immediately follows the signature page hereof.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

UBS Commercial Mortgage Securitization Corp.
(Depositor)

/s/Henry Chung
Name: Henry Chung
Title: Managing Director

/s/Jackson Sastri
Name: Jackson Sastri
Title: Director




Date: June 12, 2013

EXHIBIT INDEX

Exhibit Number Description

  EX-99.1 Monthly report distributed to holders of the certificates issued by UBS-Barclays Commercial Mortgage Trust 2012-C4, relating to the June 12, 2013 distribution.